Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options	4,237
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 36.33	$ 34.40	$ 32.47	$ 31.54
Number of Exercisable Options	3,848
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 10 months 24 days
Exercisable Options, Weighted-Average Exercise Price	$ 37.03	$ 35.54	$ 35.40
$10.00 - $19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 10.00
Range of Exercise Prices, upper limit	$ 19.99
Number of Outstanding Options	435
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.84
Number of Exercisable Options	435
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 11.84
$20.00 - $24.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 20.00
Range of Exercise Prices, upper limit	$ 24.99
Number of Outstanding Options	440
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 24.42
Number of Exercisable Options	440
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 24.42
$25.00 - $29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 25.00
Range of Exercise Prices, upper limit	$ 29.99
Number of Outstanding Options	400
Outstanding Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 27.69
Number of Exercisable Options	111
Exercisable Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 27.69
$30.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 30.00
Range of Exercise Prices, upper limit	$ 34.99
Number of Outstanding Options	188
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 34.26
Number of Exercisable Options	88
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price	$ 34.20
$35.00 - $39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 35.00
Range of Exercise Prices, upper limit	$ 39.99
Number of Outstanding Options	639
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 38.98
Number of Exercisable Options	639
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price	$ 38.98
$40.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 40.00
Range of Exercise Prices, upper limit	$ 44.99
Number of Outstanding Options	1,150
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 40.41
Number of Exercisable Options	1,150
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 40.41
$45.00 - $49.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 45.00
Range of Exercise Prices, upper limit	$ 49.99
Number of Outstanding Options	334
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 46.80
Number of Exercisable Options	334
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 46.80
$50.00 - $59.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 50.00
Range of Exercise Prices, upper limit	$ 59.99
Number of Outstanding Options	648
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 51.40
Number of Exercisable Options	648
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price	$ 51.40
$60.00 - $64.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 60.00
Range of Exercise Prices, upper limit	$ 64.99
Number of Outstanding Options	3
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price	$ 60.96
Number of Exercisable Options	3
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price	$ 60.96